Remuneration System for the Management Board and Employees of the Group - 2013 Long Term Incentive Plan - Additional Information (Detail)						12 Months Ended
	Oct. 02, 2017	Oct. 01, 2017 EUR (€)	Apr. 01, 2017 EUR (€)	Oct. 01, 2013	Apr. 01, 2013	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense						€ 5,585,000	€ 4,975,000	€ 2,357,000
Share based compensation vesting period						1 year
Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted						8,804
2013 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long term incentive program expiration date					Apr. 01, 2017
Description of performance criteria fulfillment percentage						These criteria are approved annually by the Supervisory Board. The fulfillment of these criteria was set at 200 % for one year, 54 % for one year and 0 % for two years.
Share based payment expense			€ 1,000,000			€ 0	€ 1,038,639	€ (23,571)
2013 long-term incentive plan [member] | Senior management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long term incentive program expiration date				Oct. 01, 2017
Description of performance criteria fulfillment percentage				The fulfillment of the performance criteria was set at 200 % for one year, 54.8 % for one year and 0 % for two years.
Share based payment expense		€ 20,000
Performance criteria fulfillment standards				1.57
Performance criteria fulfillment standards before adjustment				1.0
Share based compensation vesting period				4 years
2013 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	61,323
Performance criteria fulfillment standards			1.57
Performance criteria fulfillment standards before adjustment			1
Share based compensation vesting period			4 years
2013 long-term incentive plan [member] | Performance share [member] | Management board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	36,729
2013 long-term incentive plan [member] | Performance share [member] | Senior management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		548	21,248
2013 long-term incentive plan [member] | Performance share [member] | Employees not in senior management group [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	3,346
2013 long-term incentive plan [member] | Performance Criteria One [member] | Senior management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage				200.00%
2013 long-term incentive plan [member] | Performance Criteria One [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage			200.00%
2013 long-term incentive plan [member] | Performance Criteria Two [member] | Senior management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage				54.80%
2013 long-term incentive plan [member] | Performance Criteria Two [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage			54.00%
2013 long-term incentive plan [member] | Performance Criteria Three [member] | Senior management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage				0.00%
2013 long-term incentive plan [member] | Performance Criteria Three [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage			0.00%